Other Financial Liabilities (Tables)	12 Months Ended
Mar. 31, 2023
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Summary of Other Financial Liabilities
Other financial liabilities as of March 31, 2022 and 2023 consist of the following:

	Yen (millions)
	2022	2023
Financial liabilities measured at amortized cost	¥48,283	¥53,920
Financial liabilities measured at fair value through profit or loss:
Derivatives	151,942	242,968
Lease liabilities	318,758	315,958

Total	¥518,983	¥612,846

Current liabilities	¥236,900	¥324,110
Non-current liabilities	282,083	288,736

Total	¥518,983	¥612,846